CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)		Feb. 28, 2017	Feb. 29, 2016
Accounts payable		$ 22,637,199	$ 10,404,047
Deferred revenue - current		504,147,032	280,934,750
Amounts due to related parties	[1]	3,042,785	4,277,896
Accrued expenses and other current liabilities		116,830,290	70,267,551
Income tax payable		20,483,037	17,187,453
Deferred tax liabilities - current		0	91,730
Deferred revenue - non-current		14,726,473	8,346,457
Due to related parties, noncurrent	[1]	2,840,000	0
Deferred tax liabilities - non-current		13,185,886	1,304,361
Bond payable		225,148,918	227,827,301
Long-term payable		225,000,000	0
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable		20,905,226	9,371,013
Deferred revenue - current		465,944,822	260,137,064
Amounts due to related parties		192,785	4,277,896
Accrued expenses and other current liabilities		90,834,954	51,183,663
Income tax payable		15,204,900	15,525,069
Deferred tax liabilities - current		0	57,230
Deferred revenue - non-current		14,726,473	8,346,457
Due to related parties, noncurrent		0	0
Deferred tax liabilities - non-current		13,063,488	1,164,389
Bond payable		0	0
Long-term payable		$ 0	$ 0
Common Class A [Member]
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001
Common shares, shares authorized (in shares)		500,000,000	500,000,000
Common shares, shares issued (in shares)		93,130,615	90,309,532
Common shares, shares outstanding (in shares)		93,130,615	90,309,532
Common Class B [Member]
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001
Common shares, shares authorized (in shares)		500,000,000	500,000,000
Common shares, shares issued (in shares)		71,456,000	71,456,000
Common shares, shares outstanding (in shares)		71,456,000	71,456,000

[1]	The amounts due to related parties are in connection with investment payable and advances received on behalf of certain investees.